As filed with the Securities and Exchange Commission on September 30, 2004

                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 38

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 40

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                David M. Whitaker
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

   [ ]  immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
   [X]  on SEPTEMBER  30, 2004  pursuant to Rule 485,  paragraph (b)
   [ ]  60 days after filing  pursuant to Rule 485,  paragraph  (a)(1)
   [ ]  on ______  pursuant to Rule 485,  paragraph  (a)(1)
   [ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
   [ ]  on  ________________  pursuant to Rule 485,  paragraph (a)(2)
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: B Shares and C Shares of Daily Assets Cash Fund.

[Henderson
Global Investors]















                                                                      Prospectus


                                                              September 30, 2004





Daily Assets Cash Fund
         B Shares
         C Shares







As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Daily Assets Cash Fund

Prospectus

                                                              September 30, 2004



                                                                        B Shares
                                                                        C Shares

This Prospectus contains important information about the investment objective, strategies and risks of the Daily Assets Cash Fund (the "Fund") that you should know before you invest in it. Please read it carefully and keep it with your investment records. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund is a separate series of Monarch Funds.

TABLE OF CONTENTS

FUND

SUMMARY........................................................................5
Investment Objective...........................................................5
Principal Investment Strategies................................................5
Principal Risks of Investing in the Fund.......................................6
PERFORMANCE INFORMATION........................................................7
FEES AND EXPENSES SUMMARY......................................................8
Shareholder Fees...............................................................8
Annual Fund Operating Expenses.................................................8
Example of Expenses............................................................9
MANAGEMENT OF THE FUND........................................................10
The Adviser...................................................................10
Other Service Providers.......................................................10
Fund Expenses.................................................................10
DESCRIPTION OF SHARE CLASSES..................................................11
Applicable Sales Charge- B Shares.............................................12
Applicable Sales Charge- C Shares.............................................12
Contingent Deferred Sales Charge..............................................12
Distribution and Service Fees.................................................14
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES...................................15
General Information...........................................................15
How to Purchase Shares........................................................16
Opening Your Account..........................................................16
Adding to Your Account........................................................17
How to Exchange Shares........................................................17
How to Redeem Shares..........................................................18
Other Considerations..........................................................19
INVESTOR SERVICES AND PROGRAMS................................................22
Distribution Options..........................................................22
Purchase and Redemption Programs..............................................22
OTHER INFORMATION.............................................................24
Additional Investment Policies................................................24
Distributions.................................................................24
Undeliverable Distributions...................................................24
Tax Considerations............................................................24
Provision of Annual and Semi-Annual Reports and Prospectuses..................25
FINANCIAL HIGHLIGHTS..........................................................26

See Back Cover for Additional Information

FUND SUMMARY

DEFINITIONS [Left Hand Column]

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.


This Prospectus offers B Shares and C Shares of Daily Assets Cash Fund (the "Fund"). Each share class has a $500 minimum initial investment.B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares and C Shares directly.


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain a stable net asset value of $1.00 per share by:

     o    Investing in a diversified portfolio of Money Market Securities

     o    Investing in securities with remaining maturities of 397 days or less

     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

The Fund invests primarily in a broad spectrum of Money Market Securities including:

     o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits

     o    Securities issued by domestic companies, such as commercial paper

     o    Government Securities

     o    Repurchase Agreements

These investments may also include debt and mortgage backed securities issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.

The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the

Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the Fund

     o The security subsequently fails to meet the Adviser's investment criteria

     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage
Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.


MANAGEMENT RISK As with all mutual funds, the securities selected by the Adviser may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. MARKET RISK The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

PERFORMANCE INFORMATION

The following chart and table provides some indication of the risks of investing in the Fund's Investor Shares, which are not offered in this prospectus, by showing changes in performance and investment returns from year to year and how the investment returns compare to a broad measure of market performance. The Fund's B and C Shares are not included in the chart and table because these classes have not been in operation for a full calendar year. The performance of Investor Shares does not reflect the annual operating expenses for the B and C Shares, which are higher than those of Investor Shares. B Shares and C Shares would have lower annual returns than those of the Investor Shares because B and C Shares charge higher distribution fees than Investor Shares. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the Fund's Investor Shares have operated. The table shows the best and worst quarterly returns during these periods.

DAILY ASSETS CASH FUND (INVESTOR SHARES)

[EDGAR REPRESENTATION OF TABLE

YEAR ENDED DECEMBER 31,
1996  4.78%
1997  4.90%
1998  4.87%
1999  4.49%
2000  5.75%
2001  3.55%
2002  1.07%
2003  0.44%]

Best Quarter:     1.49% (quarter ended 12/31/00)

Worst Quarter:    0.08% (quarter ended 12/31/03)


The calendar year-to-date total return as of June 30, 2004 was 0.12%.

DAILY ASSETS CASH FUND (INVESTOR SHARES)


The following table lists the average annual total returns of the Fund's Investor Shares for the periods ended December 31, 2003. Investor Shares are not offered in this prospectus.

--------------------------------------------------------------------------------
                         ONE YEAR          FIVE YEARS         SINCE INCEPTION(1)
DAILY ASSETS CASH FUND      0.44%             3.04%                  3.82%
--------------------------------------------------------------------------------

     (1)  Fund commenced operations on June 16, 1995.

To obtain current yield information, call toll-free 866.343.6337.

FEES AND EXPENSES SUMMARY


The following tables describe the various fees and expenses that you will pay if you invest in B Shares or C Shares of the Fund. Expenses are stated as a percentage of the Fund's average net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A)

---------------------------------------------------------------------------------------------

                                                          B SHARES          C SHARES
---------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases (as a    None              None
percentage of the Offering Price)
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) Imposed on           5.00% (b)         1.00% (c)
Redemptions (as a percentage of the Offering Price)
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested         None              None
Distributions
---------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


---------------------------------------------------------------------------------------------


                                                            B SHARES         C SHARES

---------------------------------------------------------------------------------------------

Management Fees(d)                                            0.04%          0.04%

---------------------------------------------------------------------------------------------

Distribution (12b-1) Fee                                      0.75%          0.75%

---------------------------------------------------------------------------------------------

Other Expenses(e)                                             3.32%          3.32%

---------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES(f)                       4.11%          4.11%

---------------------------------------------------------------------------------------------


     (a) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.

     (b) The contingent deferred sales charge ("CDSC") payable upon redemption of B Shares declines over time.

     (c) A CDSC of up to 1% may be imposed on certain redemptions of C Shares. The CDSC applies to redemptions of C Shares within 12 months of your original purchase of a Henderson Global Fund.

     (d) Management fees will decrease on a breakpoint schedule as assets increase. Please see "Management of the Fund" for the breakpoints.

     (e) Other expenses include shareholder service fees of 0.25% with respect to B Shares and C Shares and are based on estimated amounts for the current fiscal year.

     (f) Administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 1.65% for B Shares and C Shares. These waivers and reimbursements may be reduced, increased, or eliminated at any time. In addition, the Distributor has agreed to voluntarily waive fees, with respect to B Shares and C Shares, when necessary to keep the Fund's yield above 0.00%. This agreement may be modified or discontinued at any time.

EXAMPLE OF EXPENSES

     The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in one of the Fund's classes and then redeem all of your shares at the end of those periods (paying the relevant contingent deferred sales charge for B Shares and C Shares). The example also assumes that your investment has a 5% annual return that the Fund's total annual operating expenses remain as stated in the table above and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         B SHARES                C SHARES
--------------------------------------------------------------------------------

           1 YEAR                           $91                      $51
           3 YEARS                          165                      125
           5 YEARS                          230                      210
           10 YEARS                         430                      430


     You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

--------------------------------------------------------------------------------
                                         B SHARES                C SHARES
--------------------------------------------------------------------------------

           1 YEAR                            $41                      $41
           3 YEARS                           125                      125
           5 YEARS                           210                      210
           10 YEARS                          430                      430

MANAGEMENT OF THE FUND

The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Adviser of the Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, ME 04101. The Adviser is a privately owned company controlled by John
Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds.


The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Fund and two other money market funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS


Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration and portfolio accounting services to the Fund. Citigroup and other entities acting on behalf of the Fund also provide transfer agency services to the Fund (referred to herein as the "Transfer Agent").


The distributor (principal underwriter) of the Fund acts as the Fund's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

FUND EXPENSES

The Fund pays for its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

DESCRIPTION OF SHARE CLASSES


The Fund offers B Shares and C Shares through this prospectus. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. The share classes have different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences between the Classes of shares:



B SHARES

     o Higher annual expenses than Investor Shares. o A CDSC on shares you sell within six years of purchase.

     o Automatic conversion to Investor Shares approximately eight years after issuance, thus reducing future annual expenses.

     o B Shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.

     o    CDSC is waived for certain types of redemptions.

C SHARES

     o A 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter.

     o    Shares do not convert to another Class.

     o    Higher annual expenses than Investor Shares.

     o    C Shares pay distribution and service fees up to a maximum of 1.00% of
          net  assets   annually.

     o    CDSC is waived for certain types of redemptions.

Factors you should consider in choosing a Class of shares include:

     o    How long you expect to own the shares;

     o    How much you intend to invest;

     o    Total expenses associated with owning shares of each Class;

     o    Whether you qualify for any reduction or waiver of sales charges;

     o    Whether you plan to take any distributions in the near future;

     o    Availability of share Classes; and

     o    How share Classes affect payments to your financial adviser.

Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share Class is best for you.



Please  see  the  heading   "Contingent   Deferred   Sales   Charge"  for  other
considerations concerning the calculation of the CDSC that apply to B Shares and C Shares.


If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

APPLICABLE SALES CHARGE - B SHARES

A CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for B Shares is set forth under "Contingent Deferred Sales Charge."

If you exchange B Shares of the Fund for Class B shares of a Henderson Global Fund, or vice versa, your holding period will be calculated from the time of your original purchase of the shares and will include the time that shares are held in the Fund.

CONVERSION FEATURE - B SHARES


     o B Shares of the Fund automatically convert to Investor Shares of the Fund eight years after you originally acquired such shares from a Henderson Global Fund. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."


     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Investor Shares, which will increase your investment return compared to the B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Investor Shares you receive will equal the dollar value of the B Shares converted.

The Board of Trustees may suspend the automatic conversion of B shares to Investor Shares for legal reasons or due to the exercise of its fiduciary duty.

APPLICABLE SALES CHARGE - C SHARES

A 1% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.


If you exchange C Shares of the Fund for Class C shares of a Henderson Global Fund, or vice versa, your holding period will be calculated from the time of your original purchase of the shares and will include the time that shares are held in the Fund.


CONTINGENT DEFERRED SALES CHARGE (CDSC)

You pay a CDSC when you redeem:


     o    B Shares within six years of purchase; or


     o    C Shares within twelve months of purchase.

The CDSC payable upon redemption of C Shares is 1.00%. The CDSC schedule for B Shares is set forth as follows:


     YEARS SINCE PURCHASE                 CDSC
     --------------------                 ----
     First................................5.00%
     Second...............................4.00%
     Third................................4.00%
     Fourth...............................3.00%
     Fifth................................2.00%
     Sixth................................1.00%
     Seventh and thereafter...............0.00%


The CDSC is calculated based on the original NAV at the time of your original investment in a Henderson Global Fund. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B shares or Class C shares of a Henderson Global Fund which you may have exchanged for B or C Shares of the Fund.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of a Henderson Global Fund from the date you acquired the original shares of the other Fund and will include the time that shares are held in the Fund.

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).

CDSC WAIVERS

The Fund will waive the CDSC payable upon redemptions of shares for:

     o death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

     o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

     o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2, limited to 10% annually of the value of your account, measured at the time you set up the plan


     o withdrawals under the Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

CDSC AGING SCHEDULE

As discussed above, certain investments in B Shares and C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of B Shares or C Shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES


The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Agreement under which the Fund pays the administrator 0.25% of the average daily net assets of each of B Shares and C Shares for the servicing of shareholder accounts. Because B Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan and the administrator may pay any fee received under the Shareholder Service
Agreement to the Adviser or other financial institutions that provide distribution and shareholder services with respect to B Shares and C Shares including Henderson.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


You may purchase, exchange and redeem B Shares and C Shares of the Fund in the manner described below. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day following purchase if the order and payment are received in proper form by the Transfer Agent by 4:00 p.m. Eastern time.


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (typically on the business day preceding a Federal holiday), the Trust may advance the time by which completed purchase and redemption orders must be received.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day. The time at which an NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis. The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the New York Stock Exchange ("NYSE") or Federal Reserve Bank are closed.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

HOW TO PURCHASE SHARES

INITIAL PURCHASE

INVESTMENT MINIMUMS:

--------------------------------------------------------------------------------
                                 Minimum to Open         Minimum
Type of Account                    An Account*           Balance
--------------------------------------------------------------------------------
Regular                                $500               $500
--------------------------------------------------------------------------------
IRA and Roth IRA                       $500               $500
--------------------------------------------------------------------------------
Coverdell Education Savings Account
(Educational IRA)                      $500               $500
--------------------------------------------------------------------------------
Automatic Investment Plan              $500               $500
--------------------------------------------------------------------------------


     * B Shares and C Shares are only available for purchase from an exchange of the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion.


The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may avoid this by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.

OPENING YOUR ACCOUNT


B Shares and C Shares are only available for purchase from an exchange of the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You can open a new account in any of the following ways:


     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your exchange.

     o    Current shareholders may open a new identically registered account by:


     o TELEPHONE EXCHANGE PLAN. You may exchange $500 or more from a Henderson Fund account to establish a new account.


     o    WIRE. Call 866.343.6337 to arrange for this transaction:

                       State Street Bank and Trust Company
                       Attn:  Mutual Funds
                       Boston, MA 02110
                       ABA # 0110-0002-8
                       Attn:  Henderson Global Funds
                       Deposit DDA #9905-541-0
                       FBO:  (please specify the Fund name,
                       account number and name(s) on
                       account)

Generally, the Fund does not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT


B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly.


HOW TO EXCHANGE SHARES


You may exchange your Fund shares for shares of the Henderson Global Funds. For a list of funds available for exchange, you may call the Transfer Agent. Not all funds or classes available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds and classes availability for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


You can exchange your shares for shares of the same class of certain Henderson Global Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. Please note that a share exchange is a taxable event. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank are closed.


HOW TO REDEEM SHARES

You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends out your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.


The Fund declares dividends daily and makes payments on the last business day of each month. Shareholders that redeem their shares prior to month end will only receive the value of their account at the time of redemption. Any accrued dividends earned will be paid on the last business day of the month.

The Fund will not be available for redemptions to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank are closed. Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.


You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.


REDEEMING THROUGH YOUR FINANCIAL ADVISER


You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.


REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES


     o BY TELEPHONE. You can call shareholder services at 866.343.6337 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of the Fund, your account number and the number of shares or dollar amount to be sold. MAIL TO:

REGULAR MAIL

         Henderson Global Funds
         PO Box 8391
         Boston, MA 02266-8391

     o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application.

NOTE: IF AN ADDRESS CHANGE HAS OCCURRED WITHIN 30 DAYS OF THE REDEMPTION, A SIGNATURE GUARANTEE WILL BE REQUIRED.

SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name, address or are establishing or changing a TOD (Transfer on Death) beneficiary

     o    You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o    Your address of record was changed within the past 30 days

     o You want the check made payable to someone other than the account owner

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o You may want your redemption proceeds wired to an account other than your account of record

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

OTHER CONSIDERATIONS

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Fund does not accept third party checks, money orders, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request.

An exchange request involves either a request to purchase or redeem shares of the Fund. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

CUSTOMER IDENTITY VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.


If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your exchange will be rejected. If your exchange is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may delegate some or all of its responsibilities with respect to customer identification to third party service providers. Shares of the Fund are only available for purchase by exchange from shares of a Henderson Global Fund and any such customer identification will be conducted by the Henderson Global Fund at the time the account is initially established.

The Fund may reject your exchange under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


ANTI-MONEY LAUNDERING PROGRAM. Customer identification and verification are part of the Fund's overall obligation to deter money laundering under federal law. The Trust has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the

Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

EXCESSIVE TRADING PRACTICES. While the Fund can expect more frequent purchases and redemptions than other types of funds, short-term or excessive trading (market timing) is discouraged. The Fund will seek to detect and deter market timing and reserves the right to reject or restrict any purchase order (including exchanges) from an investor.

IN-KIND DISTRIBUTIONS. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS

As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (THIS OPTION WILL BE ASSIGNED IF NO OTHER OPTION IS SPECIFIED);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares;

     o    Dividend and capital gain distributions in cash; or

     o Dividend and capital gain distributions reinvested in additional shares of a Henderson Global Fund of your choice.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information - Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS

For your convenience, the following purchase and redemption programs are made available to you with respect to B Shares and C Shares, without extra charge:

AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of shares of a Henderson Global Fund. You may make exchanges of at least $50 with any of the Henderson Global Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of a Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of a Henderson Global Fund.

SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For B Shares and C Shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days' notice.

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Fund operates in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

DISTRIBUTIONS


The Fund declares distributions from its net investment income daily and pays those distributions monthly. In addition, the Fund pays capital gain distributions, if any, at least annually. Shares become entitled to receive distributions on the day following purchase if the order and payment are received in proper form by the Transfer Agent by 4:00 p.m. Eastern time.

Shareholders that redeem their shares prior to month end will only receive the value of their account at the time of redemption. Any accrued dividends earned will be paid on the last business day of the month.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

See "Distribution Options" above for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

UNDELIVERABLE DISTRIBUTIONS

If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Fund may cancel the check and reinvest the proceeds. In addition, after such six-month period: (1) the Fund will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Fund will automatically reinvest future dividends and distributions.

TAX CONSIDERATIONS

The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

The Fund will send you information about the income tax status of distributions paid during the year shortly after the end of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of the Fund's Investor Shares. Data for the Fund's B Shares and C Shares are not included in the table as B Shares and C Shares had not commenced operations prior to the date of this Prospectus. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Investor Shares (assuming the reinvestment of all distributions). The information in the table for the six months ended February 29, 2004 is unaudited. The information in the table for the fiscal years ended August 31, 1999 through August 31, 2003 have been audited by KPMG LLP. The Fund's financial statements are included in the annual report, which is available upon request, without charge.


                                       SELECTED DATA FOR A SINGLE SHARE
                                 ------------------------------------------



                           BEGINNING                                          DISTRIBUTIONS    DISTRIBUTIONS
   YEAR ENDED              NET ASSET          NET           NET REALIZED        FROM NET        FROM NET
    AUGUST 31,             VALUE PER       INVESTMENT         GAIN ON          INVESTMENT       REALIZED
(EXCEPT AS NOTED)            SHARE           INCOME         INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
INVESTORS SHARES
  Six Months Ended
  February 20, 2004          $1.00           $ -- (d)          $ -- (d)          $ -- (d)         $ --
        2003                  1.00            0.01               --              (0.01)             --
        2002                  1.00            0.01               --              (0.01)             --
        2001                  1.00            0.05               --              (0.05)             --
        2000                  1.00            0.05               --              (0.05)             --
        1999                  1.00            0.04               --              (0.04)             --

     (a)  All ratios for periods of less than one year are annualized.
     (b)  Not annualized
     (c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
     (d)  Less than $0.01 per share.

                                       RATIOS/SUPPLEMENTAL DATA
                                 -----------------------------------

                                                               RATIOS TO
                                                        AVERAGE NET ASSETS (E)
                                                        ----------------------

                               NET ASSETS
  ENDING                         AT END
NET ASSET                       OF PERIOD                        NET
  VALUE          TOTAL           (OOO'S            NET        INVESTMENT        GROSS
PER SHARE       RETURN          OMITTED)         EXPENSES       INCOME        EXPENSES (C)
------------------------------------------------------------------------------------------



  $1.00          0.15%          $261,305          0.84%          0.29%          0.86%
   1.00          0.64%           303,389          0.84%          0.68%          0.86%
   1.00          1.48%           646,285          0.83%          1.51%          0.83%
   1.00          4.85%           791,138          0.82%          4.78%          0.82%
   1.00          5.38%           994,191          0.83%          5.40%          0.85%

MORE  INFORMATION  ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST,  INCLUDING THE
FOLLOWING:

ANNUAL / SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE

Call 866.343.6337 for shareholder services or 866.443.6337 for other services


BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391 Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.343.6337

SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at www.sec.gov.

                    Investment Company Act File No. 811-6742

                                             September 30, 2004











FUND INFORMATION:

Monarch Funds                                    DAILY ASSETS CASH FUND
Two Portland Square
Portland, ME 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:


Henderson Global Funds
P.O. Box 8391
Boston, MA  02266-8391
(866) 343-6337




This Statement of Additional Information or "SAI" supplements the Prospectus dated September 30, 2004 offering B Shares and C Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Henderson Global Funds at the address or telephone number listed above.

Certain information for the Fund included in the Prospectus and the Annual and Semi-Annual Reports to shareholders, is incorporated into this SAI by reference. Copies of the Annual and Semi-Annual Reports may be obtained, without charge, by contacting Henderson Global Funds at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY                                                1

INVESTMENT POLICIES AND RISKS                           2


INVESTMENT LIMITATIONS                                  5

MANAGEMENT                                              7

PORTFOLIO TRANSACTIONS                                 14

PURCHASE AND REDEMPTION INFORMATION                    15

TAXATION                                               16


OTHER MATTERS                                          19

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS        A-1

APPENDIX B - MISCELLANEOUS TABLES                     B-1

 APPENDIX C  - PROXY VOTING PROCEDURES                C-1

GLOSSARY


As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION

Accountant                    Citigroup Global Transaction Services.

Administrator                 Citigroup Global Transaction Services.

Adviser                       Forum Investment Advisors, LLC.

Board                         The Board of Trustees of the Trust.

Citigroup                     Citigroup Global Transaction Services.

Class Each separate class of shares of beneficial interest in the Fund.

Code                          The Internal Revenue Code of 1986, as amended.

Custodian                     Forum Trust, LLC.

Distributor                   Forum Fund Services, LLC.

Fund                          Daily Assets Cash Fund.

Fitch                         Fitch Ratings.

Government Securities         Securities issued or guaranteed by the U.S.
                              Government, its agencies or instrumentalities.

Independent Trustee           A Trustee that is not an interested person of the
                              Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

IRS                           Internal Revenue Service.

Moody's                       Moody's Investors Service.

NAV                           Net asset value per share.


NRSRO A nationally recognized statistical rating organization.

NYSE                          New York Stock Exchange.

SAI                           Statement of Additional Information.

SEC                           The U.S. Securities and Exchange Commission.

S&P                           Standard & Poor's Corporation, a division of the
                              McGraw Hill Companies.

Transfer Agent                Citigroup Global Transaction Services.

Treasury Securities           Securities issued or guaranteed by the U.S.
                              Treasury.


Trust                         Monarch Funds.

1933 Act                      The Securities Act of 1933, as amended.

1940 Act                      The Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about the Fund's investment techniques, strategies and risks.

A.   SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.   FIXED INCOME SECURITIES

1.   GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, a Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

The Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.   RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.   REPURCHASE AGREEMENTS

1.   GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.   RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.   BORROWING

1.   GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.   RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E.   WHEN-ISSUED SECURITIES

1.   GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.   RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.   ILLIQUID SECURITIES

1.   GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.   RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.   DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

4.   CORE AND GATEWAY(R) STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Fund may be changed by the Board without interestholder approval. In the event that a Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.   FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B.   NONFUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                          FUND COMPLEX
                               POSITION     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
           NAME,               WITH THE    TIME SERVED           PAST 5 YEARS               TRUSTEE       OTHER TRUSTEESHIPS
      AGE AND ADDRESS            TRUST                                                                     HELD BY TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
INTERESTED TRUSTEE
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
John Y. Keffer(1)             Trustee      1989-Present President, Citigroup, Fund       24              None
Born:  July 15, 1942                                    Services (a fund services
                                                        company) since 2003; President
                                                        and owner of Forum Fund
                                                        Services, LLC (Trust's
                                                        distributor); President, Forum
                                                        Financial Group, LLC ("Forum")
                                                        (a fund services company
                                                        acquired by Citigroup in 2003)
                                                        1989-2003.  Trustee of one
                                                        other investment company
                                                        within the fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
INDEPENDENT TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Costas Azariadis              Trustee      1989-Present Professor of Economics,          24              None
Born:  February 15, 1943                                University of California-Los
                                                        Angeles
                                                        Visiting Professor of
                                                        Economics, Athens University
                                                        of Economics and Business 1998
                                                        - 1999.
                                                        Trustee of one other
                                                        investment company within the
                                                        fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
James C. Cheng                Trustee      1989-Present President, Technology            24              None
Born:  July 26, 1942                                    Marketing Associates
                                                        (marketing company for small
                                                        and medium sized businesses in
                                                        New England)
                                                        Trustee of one other
                                                        investment company within the
                                                        fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

                                       7



----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                          FUND COMPLEX
                               POSITION     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
           NAME,               WITH THE    TIME SERVED           PAST 5 YEARS               TRUSTEE       OTHER TRUSTEESHIPS
      AGE AND ADDRESS            TRUST                                                                     HELD BY TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
J. Michael Parish             Chairman,    1989-Present Retired; Partner, Wolfe,         24              None
Born:  November 9, 1943       Trustee      (Chairman    Block, Schorr and Solis-Cohen
                                           since 2004)  LLP (law firm) 2002 - 2003;
                                                        Partner, Thelen Reid & Priest
                                                        LLP (law firm) 1995 - 2002.
                                                        Trustee of one other
                                                        investment company within the
                                                        fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
OFFICERS
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
David I. Goldstein            President     2003-PresentDirector, Citigroup since         N/A             N/A
Born: August 3, 1961                                    2003; Director of Business &
                                                        Product Development, Forum
                                                        1999-2003.
                                                        President/Assistant Secretary
                                                        of one other investment
                                                        company within the fund
                                                        complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Beth P. Hanson                Vice          2003-Present Relationship Manager;            N/A             N/A
Born:  July 15, 1966          President/Assistant       Citigroup since 2003;
                              Secretary                 Relationship Manager, Forum
                                                        1999-2003.  Vice
                                                        President/Assistant Secretary
                                                        of one other investment
                                                        company within the fund
                                                        complex.  Secretary of one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Stacey E. Hong                Treasurer    2002-Present Director, Fund Accounting,                      NN/A
Born:  May 10, 1966                                     Citigroup since 2003; Director
                                                        Forum Accounting Services, LLC
                                                        (fund accountant acquired by
                                                        Citigroup in 2003) 1999-2003.
                                                        Treasurer of two other
                                                        investment companies within
                                                        the fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

David M. Whitaker             Secretary    2004-Present Counsel, Citigroup since 2004;   N/A             N/A
Born:  September 6, 1971                                Assistant Counsel, PFPC (a
                                                        fund services company)(1999 -
                                                        2004)
                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------


(1) John Y. Keffer indirectly controls the Distributor.

B.   TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- ---------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                    DECEMBER 31, 2003 IN ALL REGISTERED
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN   INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
              TRUSTEES                   THE TRUST AS OF DECEMBER 31, 2003             FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- ---------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
John Y. Keffer                                          None                                   $10,001-50,000
------------------------------------- ----------------------------------------- ---------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
Costas Azariadis                                        None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
James C. Cheng                                          None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
J. Michael Parish                                       None                                   Over $100,000
------------------------------------- ----------------------------------------- ---------------------------------------------


C.   OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.   INFORMATION CONCERNING BOARD COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met 2 times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees.. The Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended August 31, 2004, the Nominating Committee did not meet.

QUALIFIED LEGAL COMPLIANCE COMMITTEE. The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2004 the QLCC did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



E.   COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for services to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended (whether the special Board meetings are attended in person or by electronic communication). Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee.

No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


---------------------- ----------------------- -------------------------- -------------------------- --------------------------
                                                                                                      TOTAL COMPENSATION FROM
                         COMPENSATION FROM
      TRUSTEES                 FUNDS                   BENEFITS                  RETIREMENT           TRUST AND FUND COMPLEX
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
John Y. Keffer                             $0                         $0                         $0                         $0
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
Costas Azariadis                       $9,000                         $0                         $0                     $9,000
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
James C. Cheng                         $9,000                         $0                         $0                     $9,000
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
J. Michael Parish                      $9,000                         $0                         $0                     $9,000
---------------------- ----------------------- -------------------------- -------------------------- --------------------------

The following table sets forth estimated fees to be paid to each Trustee by the Trust and the Fund Complex for the fiscal year ending August 31, 2004.


F.   INVESTMENT ADVISER

1.   SERVICES

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.   FEES

Table 1 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund.

3.   OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Independent Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.   ADVISORY AGREEMENT APPROVAL

At the November 24, 2003 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data. The Board considered the factors listed below, and such other factors and information it deemed relevant prior to approving and recommending the continuation of the Advisory Agreement:

     (1) The fact that the Adviser is the investment adviser to three other Trust series;

     (2) Information provided by the Adviser regarding the Adviser's executive officers;

     (3) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

     (4) The fact that the Adviser's advisory fees received were lower than the advisory fees for its Lipper Inc. peer group, the Fund's performance was reasonably consistent with that of its Lipper Inc. peer group;

     (5) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.


G.   DISTRIBUTOR

1.   SERVICES

The Distributor serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is controlled by Forum Trust, LLC, the Fund's custodian, which is controlled by John Y. Keffer.

The Distributor acts as the representative of the Trust in connection with the offering of a Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.   FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.   OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Independent Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4.   DISTRIBUTION PLAN

In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares, B and C Shares of the Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.75% of the average daily net assets of B Shares and C Shares.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the
distribution   of  shares;   (2)  payments  to   broker-dealers   and  financial
institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to the Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the affected class or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the affected class) and that other material amendments of the Plan must be approved by the Independent Trustees. The Board may terminate the Plan at any time by a majority of the Independent Trustees, or by the shareholders of the Fund's Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable, waived, and paid under the Plan with respect to the Fund for the past three fiscal years.

H.   OTHER SERVICE PROVIDERS

1.   ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund, plus an additional $25,000 for each of B Shares and C Shares.

Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years.

2.   TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Fund pays the Transfer Agent an annual fee of $15,000 per class. The Transfer Agent also receives of 0.20% of the average daily net assets of the Fund.


The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agency Agreement. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The Transfer Agent or sub-transfer agents or processing agents retained by the Transfer Agent may offer and redeem Fund shares.

3.   SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to B Shares, and C Shares of the Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of B Shares and C Shares. The Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding B Shares and C Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Independent Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Independent Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or the Administrator.

The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Fund.


Table 4 in Appendix B shows the dollar amount of fees payable by each class of the Fund to the Administrator, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.


5.   FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


The Accountant receives a fee of $36,000 per year, plus $12,000 for each of B and C Shares. The Accountant also receives certain surcharges and out of pocket expenses.


The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 5 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.

6.   CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.


For its services, the Custodian receives a fee of 1.25% of the average daily net assets of the Fund. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.


Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

7.   LEGAL COUNSEL


Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

8.   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm of the Funds. The independent accountants audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.


PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Fund will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.


The Fund paid no brokerage commissions during fiscal years ended August 31, 2001, 2002 and 2003.

A.   SECURITIES OF REGULAR BROKER-DEALERS


Table 6 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.   GENERAL INFORMATION

B Shares and C Shares are only available for purchase through an exchange of a Henderson Global Fund.


The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when the New York Stock Exchange or Federal Reserve Bank are closed. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund or its classes may be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's or class' availability.

B.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may exchange shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting exchange requests to the Fund. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


C.   LOST ACCOUNTS


The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.


D.   ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.


Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco or the NYSE is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

E.   SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the Federal Reserve Bank of San Francisco or the NYSE are closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

F.   REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

G.   DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.


H.   CONTINGENT DEFERRED SALES CHARGE (B SHARES AND C SHARES)

With respect to B Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
(4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
(5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2, limited to 10% annually of the value of the shareholder's account, measured at the time the shareholder sets up the account. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

I.   CONVERSION OF B SHARES

The conversion of B Shares of the Fund to Investor Shares of the Fund is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code; and (2) the conversion of B Shares does not constitute a taxable event under Federal income tax law. The conversion B Shares to Investor Shares may be suspended if such an opinion is not available at the time the conversion is to occur. In that event, no conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the B Shares.


TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Fund's fiscal year end).

A.   QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.   MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.   FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.   FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.   FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.   BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.   FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.   STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

A.   THE TRUST AND ITS SHAREHOLDERS

1.   GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. Prior to June 9, 2003, the Fund operated under a master-feeder fund structure whereby they sought to achieve its investment objective by investing all of its investable assets in separate portfolios (the "Portfolios") of Core Trust (Delaware) ("Core Trust"). The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of the Fund, Daily Assets Government Fund, Daily Assets Treasury Fund and Daily Assets Government Obligations Fund. The Fund offers shares of beneficial interest in an Investor, Preferred, Institutional Service, B, C, Institutional and Universal Share class of these series. Each class of the Fund may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1 of the 1940 Act. However, the Adviser and the Distributor have adopted codes of ethics under that Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

2.   SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.   TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.   FUND OWNERSHIP

As of August 31, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund and each class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund or class. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund or class are listed in Table 7 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. These shareholders and any shareholder known by the Fund to own beneficially or of record 25% or more of the Fund and may be deemed to control the Fund are listed in Table 7 in Appendix B.C.

C.   LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Under Massachusetts law, shareholders of a Fund conceivably may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.   PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   233-3368   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.   REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.   FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended August 31, 2003, which are included in the Fund's annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, independent auditors' reports and other items required by Regulation S-X. The unaudited financial statements for the six-month period ended February 29, 2004, which are included in the Fund's semiannual report to Shareholders, are incorporated herein by reference.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the period June 9, 2003 to August 31, 2003 were:

------------------------------------ ----------------------------
      PERIOD ENDED AUGUST 31,           DAILY ASSETSCASH FUND
------------------------------------ ----------------------------
    2003                                       $48,075
------------------------------------ ----------------------------

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

------------------------------------ ----------------------------
PERIOD ENDED AUGUST 31,                    CASH PORTFOLIO
------------------------------------ ----------------------------
    2003 (9/1/2002 to 6/8/2003)               $221,143
------------------------------------ ----------------------------
    2002                                       494,099
------------------------------------ ----------------------------
    2001                                       606,795
------------------------------------ ----------------------------

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Fund (including its predecessors) under the Distribution Plan for the past three years were:

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------

   2003                                     $1,120,169                  $-                            $1,120,169

------------------------------------ ---------------------------- ------------------------- -------------------------------
   2002                                      1,732,245                  -                              1,732,245
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2001                                       2,324,866                  -                              2,324,866
------------------------------------ ---------------------------- ------------------------- -------------------------------

For the fiscal year ended August 31, 2003, all of the fees paid under the Distribution Plan were made to financial institutions that make the Fund's Investor Shares available for sale to their clients and for marketing of the Fund's Investor Shares. No fees were paid for the distribution of B or C shares during these periods because they had not yet commenced operations.

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

PREFERRED SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------

  2003                                          $7,195                        $7,195                          $-

------------------------------------ ---------------------------- ------------------------- -------------------------------
  2002                                          37,898                        37,898                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2001                                           -                                 -                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------

UNIVERSAL SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------

  2003                                        $64,494                        $24,727                     $39,767

------------------------------------ ---------------------------- ------------------------- -------------------------------
  2002                                         25,540                              -                      25,540
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2001                                         26,922                              -                      26,922
------------------------------------ ---------------------------- ------------------------- -------------------------------

INSTITUTIONAL SERVICE SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------

  2003                                            $8,378                     $-                            $8,378

------------------------------------ ---------------------------- ------------------------- --------------------------------

                                      B-1


INSTITUTIONAL SHARES

------------------------------------ ---------------------------- ------------------------ --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------ --------------------------------

  2003                                          $129,713                         $-                     $129,713

------------------------------------ ---------------------------- ------------------------ --------------------------------
  2002                                           284,274                          -                      284,274
------------------------------------ ---------------------------- ------------------------ --------------------------------
  2001                                           372,321                          -                      372,231
------------------------------------ ---------------------------- ------------------------ --------------------------------

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------

  2003                                          $308,532                          $-                    $308,532

------------------------------------ ---------------------------- ------------------------- -------------------------------
  2002                                           372,094                           -                     372,094
------------------------------------ ---------------------------- ------------------------- -------------------------------
 2001                                           464,973                           -                     464,973
------------------------------------ ---------------------------- ------------------------- -------------------------------

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                     FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------
2003 (9/1/2002 to 6/8/2003)
------------------------------------ ---------------------------- ------------------------- -------------------------------

   Cash Portfolio                             $311,499                       $-                          $311,499

------------------------------------ ---------------------------- ------------------------- -------------------------------
2002
------------------------------------ ---------------------------- ------------------------- -------------------------------
   Cash Portfolio                              733,971                        -                           733,971
------------------------------------ ---------------------------- ------------------------- -------------------------------
2001
------------------------------------ ---------------------------- ------------------------- -------------------------------
    Cash Portfolio                             924,827                         -                          924,827
------------------------------------ ---------------------------- ------------------------- -------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Fund under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

------------------------------------- ---------------------------- -------------------------- ------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- -------------------------- ------------------------------

   2003                                           $15,232                    $9,590                          $5,642

------------------------------------- ---------------------------- -------------------------- ------------------------------

INSTITUTIONAL SHARES

------------------------------------- ---------------------------- -------------------------- ------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- -------------------------- ------------------------------

   2003                                          $394,415                   $73,722                        $320,693

------------------------------------- ---------------------------- -------------------------- ------------------------------
   2002                                         1,073,516                    51,885                       1,021,631
------------------------------------- ---------------------------- -------------------------- ------------------------------

  2001                                          1,489,283                    21,792                       1,467,491

------------------------------------- ---------------------------- -------------------------- ------------------------------

INVESTOR SHARES

------------------------------------- ---------------------------- -------------------------- ------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- -------------------------- ------------------------------

   2003                                          $896,145                    $79,409                       $816,736

------------------------------------- ---------------------------- -------------------------- ------------------------------
   2002                                         1,385,796                          -                      1,385,796
------------------------------------- ---------------------------- -------------------------- ------------------------------
  2001                                          1,859,893                         -                       1,859,893
------------------------------------- ---------------------------- -------------------------- ------------------------------

TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

------------------------------------- ----------------------------- ------------------------- ------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE                FEE WAIVED                   FEE PAID
------------------------------------- ----------------------------- ------------------------- ------------------------------
2003
------------------------------------- ----------------------------- ------------------------- ------------------------------

    Daily Assets Cash Fund                       $26,174                      $-                          $26,174

------------------------------------- ----------------------------- ------------------------- ------------------------------
2002
------------------------------------- ----------------------------- ------------------------- ------------------------------
    Daily Assets Cash Fund                         3,000                       -                            3,000
------------------------------------- ----------------------------- ------------------------- ------------------------------

                                      B-2

2001
------------------------------------- ----------------------------- ------------------------- ------------------------------
    Daily Assets Cash Fund                             -                       -                                -
------------------------------------- ----------------------------- ------------------------- ------------------------------

The fees payable by the Portfolio under an agreement between the Core Trust and the Accountant for the past three years were:

------------------------------------- ----------------------------- ------------------------- ------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE                FEE WAIVED                   FEE PAID
------------------------------------- ----------------------------- ------------------------- ------------------------------
2003 (9/1/2002 TO 6/8/2003)
------------------------------------- ----------------------------- ------------------------- ------------------------------

    Cash Portfolio                               $41,415                      $-                          $41,415

------------------------------------- ----------------------------- ------------------------- ------------------------------
2002
------------------------------------- ----------------------------- ------------------------- ------------------------------
    Cash Portfolio                                57,500                       -                           57,500
------------------------------------- ----------------------------- ------------------------- ------------------------------
2001
------------------------------------- ----------------------------- ------------------------- ------------------------------
    Cash Portfolio                                49,500                       -                           49,500
------------------------------------- ----------------------------- ------------------------- ------------------------------

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2003 and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year ended were as follows:

------------------------------------------------------------------------------------------- -----------------------------------
DAILY ASSETS CASH FUND                                                                            VALUE (000'S OMITTED)
------------------------------------------------------------------------------------------- -----------------------------------

Bear Stearns & Co., Inc.                                                                                 $71,950

------------------------------------------------------------------------------------------- -----------------------------------
Merrill Lynch Pierce Fenner Smith, Inc.                                                                   25,000
------------------------------------------------------------------------------------------- -----------------------------------

Goldman Sachs & Co.                                                                                       24,938

------------------------------------------------------------------------------------------- -----------------------------------

Banc of America Securities                                                                                16,800

------------------------------------------------------------------------------------------- -----------------------------------

TABLE 7 - FUND OWNERSHIP


------------------------------------ ------------------------------------- -------------------- -------------- ----------------

          5% SHAREHOLDERS                      NAME AND ADDRESS                  SHARES          % OF CLASS       % OF FUND

-------------------------------------------------------------------------- -------------------- -------------- ----------------

PREFERRED SHARES

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Sunwest Bank                               10,008,468.260         52.22%            1.75%
                                     17542 East 17th St.
                                     Suite 200
                                     Tustin, CA 92780

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Calhoun & Co.                               9,157,596.680          47.78             1.60
                                     C/O Comerica Bank
                                     411 Lafayette St.
                                     Mail Code 3455
                                     Detroit, MI 48226

-------------------------------------------------------------------------- -------------------- -------------- ----------------

UNIVERSAL SHARES

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Stratevest & Co.                           11,287,363.950         31.43%            1.97%
                                     PO Box 2499
                                     Brattleboro, VT  05303

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Maine Mutual Fire Insurance                 5,293,108.930          14.74             0.93
                                     44 Maysville Road
                                     PO Box 729
                                     Presque Isle, ME 04769

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Trust Co. of America Corp.                  4,101,012.120          11.42             0.72
                                     PO Box 3857
                                     Englewood, CO 80155

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                      B-3

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     HM Payson & Co. Custody Account             3,741,317.560          10.42             0.65
                                     FBO Customer Funds Under Management
                                     PO Box 31
                                     Portland, ME 04112

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Spectrum Medical Group PA                   3,371,207.830           9.39             0.59
                                     300 Professional Drive
                                     Scarborough, ME  04074-8433

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     HM Payson & Co. Trust Account               2,673,244.570           7.44             0.47
                                     FBO Customer Funds Under Management
                                     PO Box 31
                                     Portland, ME 04112

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Coastcast Corp.                             2,385,857.570           6.64             0.42
                                     3025 East Victoria St.
                                     Rancho Dominguez, CA  90221

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Trust Co. of America Corp. - APB            2,002,348.590           5.58             0.35
                                     PO Box 3857
                                     Englewood, CO  80155-3857

-------------------------------------------------------------------------- -------------------- -------------- ----------------

INSTITUTIONAL SERVICE SHARES

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     PMTI                                        3,182,812.380         12.04%            0.56%
                                     82 Cambridge St.
                                     Burlington, MA 01803

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Tighe & Bond, Inc.                          3,086,273.270          11.68             0.54
                                     53 Southhampton Rd.
                                     Westfield, MA  01085

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     PMP                                         2,235,627.250           8.46             0.39
                                     82 Cambridge St.
                                     Burlington, MA  08103

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Stratevest & Co.                            2,083,985.560           7.89             0.36
                                     PO Box 2499
                                     Brattleboro, VT  05303

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Springfield Anesthesia Service              1,492,115.980           5.65             0.26
                                     908 Allen St.
                                     Springfield, MA  01118

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     PMC Claimants Trust UWA Dated               1,451,845.500           5.49             0.25
                                     3/31/97
                                     Successor In Int to Package
                                     Machinery
                                     380 Union St.
                                     W. Springfield, MA  01089

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Automobile Club of Pioneer Valley           1,443,064.810           5.46             0.25
                                     150 Capital Drive
                                     W. Springfield, MA  01089

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

INSTITUTIONAL SHARES

-------------------------------------------------------------------------- -------------------- -------------- ----------------

                                     Neurometrix, Inc.                          28,039,592.610         29.21%            4.90%
                                     64 Fourth Ave.
                                     Waltham, MA 02451

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Edison Schools, Inc.                       12,041,160.950          12.54             2.10
                                     521 Fifth Ave., 15th Floor
                                     New York, NY  10175

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                     Edison Receivables Co., LLC                10,363,085.420          10.79             1.81
                                     529 Fifth Ave., 11th Floor
                                     New York, NY  10017

------------------------------------ ------------------------------------- -------------------- -------------- ----------------

                                      B-4



------------------------------------- ------------------------------------- -------------------- -------------- ----------------

                                      Repub & Co.                                 6,834,303.930           7.12             1.19
                                      Co Imperial Trust Co
                                      201 N. Figueroa St. Suite 610
                                      Los Angeles, CA  90012

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

                                      Pacific Maritime Association                5,532,075.650           5.76             0.97
                                      550 California St., 2nd Floor
                                      San Francisco, CA  94104

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

INVESTOR SHARES

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

                                      LG Infocomm USA, Inc.                     164,235,306.320         41.61%           28.70%
                                      10225 Willow Creek Rd.
                                      San Diego, CA  92131

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

                                      Union Bank of California                   26,952,993.780           6.83             4.71
                                      Omnibus Sweep
                                      PO Box 85636
                                      San Diego, CA  92186

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

                                      Prometheus Laboratories, Inc.              22,040,390.760           5.58             3.85
                                      5739 Pacific Center Blvd.
                                      San Diego, CA  92121

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

--------------------------------------------------------------------------------

                      APPENDIX C - PROXY VOTING PROCEDURES

                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003

                          AS AMENDED SEPTEMBER 14, 2004


SECTION 1. PURPOSE

Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This  document   describes  the  Policies  and  Procedures  for  Voting  Proxies
("Policies") received from issuers whose voting securities are held by each Fund.

SECTION 2. RESPONSIBILITIES

(A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

     The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

SECTION 3. SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)  GENERAL

     (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

     (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

     (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

(B)  ROUTINE MATTERS

     As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

     (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

     (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

     (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the
          issuance  of  new  shares  could  excessively   dilute  the  value  of
          outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)  NON-ROUTINE MATTERS

     (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

     (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

     (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

     (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation
          plans,   including  stock  option  plans,  should  be
          examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

     (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)  CONFLICTS OF INTEREST

     Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

     If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

(E)  ABSTENTION

     The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

--------------------------------------------------------------------------------

                         FORUM INVESTMENT ADVISORS, LLC

                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.   GENERAL STATEMENT

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

     With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.  RESPONSIBILITIES

     The Adviser shall:

     A.   vote proxies as described in Section III below.

     B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III. POLICIES AND PROCEDURES FOR VOTING PROXIES

     The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.


IV.  RECORDKEEPING AND ASSOCIATED PROCEDURES

     A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

          1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

          2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

          3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

          4.   Ensure that the proxy is actually voted;

          5.   Develop a system to trace missing proxies expeditiously;

          6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

          7.   Maintain the appropriate records as described below; and

          8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.   DISCLOSURE

          A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

          B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

     A. Copies of the proxy voting procedures and policies, and any amendments thereto.

     B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     C.   A record of each vote that the Adviser casts.

     D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

     E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

                                     PART C
                                OTHER INFORMATION

ITEM 22. EXHIBITS

(a) Trust Instrument of Registrant dated February 7, 2003 (Exhibit incorporated by reference as filed as Exhibit (a) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(b) By-Laws of Registrant dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (b) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(c)       Sections   2.10  and  10.3  and  Article  VII  of  the  Agreement  and
          Declaration  of  Trust  filed  as  Exhibit  23(a)  to   Post-Effective
          Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated June 14, 2003 (Exhibit incorporated by reference as filed as Exhibit (d) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of April 23, 2003 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(f)       None.

(g) Custodial Services Agreement between Registrant and Forum Trust, LLC dated June 6, 2003 (Exhibit incorporated by reference as filed as Exhibit (g) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (1) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).

     (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (2) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).

     (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

     (4) Form of Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC (Exhibit filed herewith).

     (5) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (4) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).

(k)       None.

(l)       None.

(m) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant Investor Shares, B Shares and C Shares (Exhibit filed herewith).

(n)       Multiclass (Rule 18f-3), as amended (Exhibit filed herewith).

(p) Not required because the securities being registered are money market funds.

Other Exhibits:

(1) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (1) in Post-Effective Amendment No. 36 via Edgar on January 9, 2004, accession number 0001004402-04-000015).

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 24. INDEMNIFICATION

          AGREEMENT AND DECLARATION OF TRUST

          The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as Exhibit 23(a) and which is incorporated herein by reference.

          DISTRIBUTION AGREEMENT

          The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

                  (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

          This description is qualified in its entirety by the contents of the Distribution Agreement included in this Registration Statement as
          Exhibit 23(e) and which is incorporated herein by reference.

          INVESTMENT ADVISORY AGREEMENT

          The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

          This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 23(d) and which is incorporated herein by reference.

          OTHER AGREEMENTS OF THE REGISTRANT

          The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

          The  Registrant's   Transfer  Agency  Agreement  and  Fund  Accounting
          Agreement contain similar indemnification language.

          This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as
          Exhibit 23(h)(1), Exhibit 23(h)(2), and Exhibit 23(h)(4), respectively, and which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Forum Investment Advisors, LLC under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The  following  are the  members  of Forum  Investment  Advisors,  LLC
          ("FIA"),  including  their  business  connections,   which  are  of  a
          substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Trustee of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and President of Citigroup, Fund Services ("Citigroup"). Mr. Keffer is also a of another registered investment company for which the various operating subsidiaries of Citigroup provide services.

          The following chart reflects the officers of FIA, including their business connections that are of a substantial nature. The address of FIA and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Citigroup provides services.

          Name                                 Title                             Business Connection
                                               .....................................................................
          John Y. Keffer                       Chairman                          Forum Trust, LLC
                                               .....................................................................
          Carl A. Bright                       President and Treasurer           Forum Trust, LLC
                                                                                Forum Fund Services, LLC
                                               .....................................................................
          Nanette K. Chern                     Chief Compliance Officer          Forum Fund Services, LLC
                                               .....................................................................
          Richard J. Berthy                    Vice President, Secretary,        Forum Trust, LLC
                                               Assistant Treasurer               Forum Fund Services, LLC
                                               .....................................................................
          Erica B. Olson                       Assistant Secretary
                                               .....................................................................

ITEM 26. PRINCIPAL UNDERWRITERS
(a)       Forum  Fund  Services,   LLC,   Registrant's   underwriter  serves  as
          underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust    ICM Series Trust
          The Cutler Trust                    Monarch Funds
          Forum Funds                         Sound Shore Fund, Inc.
          Henderson Global Funds

(b)       The  following  are  officers  of  Forum  Fund   Services,   LLC,  the
          Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.

          Name                                 Position with Underwriter         Position with Registrant
          ..........................................................................................................
          Carl A. Bright                       President & Treasurer             None
          ..........................................................................................................
          Nanette K. Chern                     Vice President & Secretary        None
          ..........................................................................................................
          Richard J. Berthy                    Vice President & Assistant        None
                                               Treasurer
          ..........................................................................................................
          Mark A. Fairbanks                    Vice President & Assistant        None
                                               Secretary

(c)       Not Applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 28. MANAGEMENT SERVICES

          Not applicable.

ITEM 29. UNDERTAKINGS

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 30, 2004.


                                  MONARCH FUNDS


                                  By: /s/ David I. Goldstein
                                     -----------------------------------------
                                           David I. Goldstein, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 30, 2004.

(a)      Principal Executive Officer

         /s/ David I. Goldstein
         -----------------------------------------
         David I. Goldstein President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         -----------------------------------------
         Stacey E. Hong, Treasurer

(c) A majority of the Trustees

         John Y. Keffer, Trustee
         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee


         By: /s/ David I. Goldstein
         -----------------------------------------
         David I. Goldstein, Attorney in fact*

                           * Pursuant to powers of attorney as previously filed.

                                INDEX TO EXHIBITS



(h)(4) Form of Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC

(i)    Opinion and Consent of Kirkpatrick & Lockhart LLP

(j)    Consent of Independent Auditors

(m) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Investor Shares, B Shares and C Shares

(n)    Multiclass (Rule 18f-3), as amended